Business Combinations - Summary of Major Class of Consideration Transferred At Fair Value As of Acquisition Date (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Nov. 01, 2023	Aug. 01, 2023	Jan. 01, 2023
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid € '000s	€ 18,547
Fair value of option € '000s	2,059
Deferred and contingent consideration € '000s	2,714
Total consideration transferred € '000s	23,320
Digital Gaming Corporation Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid € '000s	11,703			€ 11,700
Fair value of option € '000s	0
Deferred and contingent consideration € '000s	0
Total consideration transferred € '000s	11,703
SportCC ApS
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid € '000s	6,844		€ 6,800
Fair value of option € '000s	2,059
Deferred and contingent consideration € '000s	629		€ 600
Total consideration transferred € '000s	9,532
15 Marketing Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid € '000s	0
Fair value of option € '000s	0
Deferred and contingent consideration € '000s	2,085	€ 2,100
Total consideration transferred € '000s	€ 2,085